Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP Prud ESP
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting
The financial statements of the Plan are prepared on a modified cash basis of accounting, which is a comprehensive basis of accounting other than generally accepted accounting principles in the United States of America (“U.S. GAAP”). The modified cash basis of accounting is a cash receipt and disbursement method of accounting unlike U.S. GAAP where information is reported on an accrual basis. However, under the modified basis of accounting investments are stated at their respective fair value or contract value, which is consistent with U.S. GAAP.

Use of Estimates
The preparation of financial statements in accordance with a modified cash basis of accounting requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investments are reported at fair value (except for the fully benefit-responsive investment contract, which is reported at contract value, see Note 4). Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note 3 for discussion of fair value measurements.

Purchases and sales of investments are recorded on a trade-date basis. Interest, dividend and other income are recorded when received. Net appreciation includes the Plan's gains and losses on investments bought and sold as well as held during the year.

Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded when received. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024.

Payment of Benefits
Benefits are recorded when paid.

Expenses
In general, the Company pays the expenses of maintaining the Plan. Expenses that are paid by the Company are excluded from these financial statements. Fees related to the administration of notes receivable from participants are charged directly to the participant's account. Investment related expenses are included in net appreciation of fair value of investments.

Recently Issued Accounting Pronouncements - Not Yet Adopted
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of Accounting Standards Updates ("ASU") to the FASB Accounting Standards Codification ("ASC"). The Plan considers the applicability and impact of all ASU. All ASU were assessed and determined to be not applicable or not material to the Plan.

Subsequent Events
The Plan administrator has evaluated events subsequent to December 31, 2025, and through June 18, 2026, the date the financial statements were issued, and determined there have not been any events that occurred that require adjustments to these financial statements and there were no events or transactions that required disclosure other than the Plan spinoff described below.

On January 1, 2026, the account balances of 6,229 active and terminated vested Financial Professionals and Financial Professional Associates and their beneficiaries and alternate payees in the Plan on December 31, 2025, were spun off to create The Prudential Savings Plan for Advisors ("Advisors Savings Plan"). The total value of the account balances transferred from the Plan to the Advisors Savings Plan on January 1, 2026 was $744,433,196. In addition, $591,731 held in the Plan's unallocated forfeiture account was transferred to the Advisors Savings Plan. The spin-off transaction was executed in full compliance with all relevant legal requirements.